PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Disclosure of other provisions
The following table sets forth additional provisions to other risks recognized for the years ended December 31, 2018, 2017 and 2016.

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	11,420	8,065	4,499
Selling, general and administrative costs	—	274	2,604
Other expenses, net	—	—	14,559
	11,420	8,339	21,662
Changes in provisions were as follows:

	At December 31, 2017	Additional provisions	Utilization	Translation differences and other	At December 31, 2018
	(€ thousand)
Warranty and recall campaigns provision	123,136	12,301	(23,561)	(747)	111,129
Legal proceedings and disputes	50,375	4,774	(17,589)	(406)	37,154
Other risks	23,881	11,420	(2,295)	1,250	34,256
Total provisions	197,392	28,495	(43,445)	97	182,539